Cover Page	12 Months Ended
Dec. 31, 2020 shares
Entity Listings [Line Items]
Document Type	20-F
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2020
Entity File Number	001-35505
Entity Registrant Name	Brookfield Property Partners L.P.
Entity Incorporation, State or Country Code	D0
Entity Common Stock, Shares Outstanding	435,979,195
Entity Address, Address Line One	73 Front Street
Entity Address, City or Town	Hamilton
Entity Address, Postal Zip Code	HM 12
Entity Address, Country	BM
Document Registration Statement	false
Entity Central Index Key	0001545772
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	true
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes
Entity Voluntary Filers	No
Document Annual Report	true
Nasdaq Stock Market | Limited Partnership Units
Entity Listings [Line Items]
Title of 12(b) Security	Limited Partnership Units
Trading Symbol	BPY
Security Exchange Name	NASDAQ
Nasdaq Stock Market | Preferred Units, Series 1
Entity Listings [Line Items]
Title of 12(b) Security	Preferred Units, Series 1
Trading Symbol	BPYPP
Security Exchange Name	NASDAQ
Nasdaq Stock Market | Preferred Units, Series 2
Entity Listings [Line Items]
Title of 12(b) Security	Preferred Units, Series 2
Trading Symbol	BPYPO
Security Exchange Name	NASDAQ
Nasdaq Stock Market | Preferred Units, Series 3
Entity Listings [Line Items]
Title of 12(b) Security	Preferred Units, Series 3
Trading Symbol	BPYPN
Security Exchange Name	NASDAQ
Business Contact
Entity Listings [Line Items]
Contact Personnel Name	Bryan K. Davis
Entity Address, Address Line One	73 Front Street
Entity Address, Address Line Two	5th Floor
Entity Address, City or Town	Hamilton
Entity Address, Postal Zip Code	HM 12
Entity Address, Country	BM
City Area Code	441
Local Phone Number	294-3309